REVENUE (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Revenue [abstract]
Confidence level used to determine risk adjustment	10.00%
Value at risk	$ 1,081	$ 904